PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property And Equipment
	December 31,
	2014	2013
Equipment and facilities	$3,896	$3,992
Internal-use software	519	519
Vehicles	910	932
Leasehold improvements	280	319
	5,605	5,762
Less: accumulated depreciation and amortization	4,348	4,270
Total property and equipment, net	$1,257	$1,492